FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
NOK | Foreign currency swaps
Derivative [Line Items]
Notional amount	$ 2.1	$ 0.2